Exhibit 99.1

CERTIFICATION OF SERVICES PERFORMED

August 31, 2015

Reference is made to that certain Loan Agreement (the “Loan Agreement”) to be entered into by and between AMH 2015-2 Borrower, LLC (“Borrower”) and Goldman Sachs Mortgage Company (“Client”). Capitalized terms used herein without definition have the respective meanings ascribed thereto in the Loan Agreement.

I do hereby certify to Borrower and Client, to the best of my knowledge and belief, that Green River Capital, LLC (“GRC”) has completed the services ordered by Client under the Evaluation Services Agreement dated July 23, 2015, between GRC and Client, in connection with the borrowing of the Loan for the Properties (the “Properties”) contained in the data tape entitled “ AMH 2015-2 Property Tape 8 25 15 GS (7)” dated as of August 25, 2015 (the “Data Tape”). Furthermore;

1.                                      GRC has reviewed the Lease for each Property provided by Client and has determined that (a) each such Lease has been executed by the applicable Tenant, (b) the monthly rental payment under each such Lease and the Lease commencement and expiration dates match the information included in the Data Tape and (c) all Section 8 Leases are correctly reported on the Data Tape.

2.                                      GRC has reviewed the Data Tape and, based on a review of the Broker Price Opinions, GRC has verified that the values presented on the Data Tape are correct

3.                                      GRC has reviewed the Data Tape, which indicates which Properties have or do not have an active homeowner’s, condominium, or other common-interest community association (“HOA”) and has confirmed, based on, among other things, including title review and that certain Certification of Services Performed provided by OS National, LLC dated on or about the date hereof (the “OS National Certification”), that the data provided by Borrower on the Data Tape is correctly reported except as otherwise set forth in the OS National Certification.

4.                                      GRC has reviewed the purchase documentation provided by the Borrower for each Property in order to compare the purchase price provided in the purchase documents against the purchase price field included in the Data Tape. GRC has verified the correct values on the Data Tape.

5.                                      GRC has reviewed the renovation costs by category for each Property that appears on the general ledger of American Home 4 Rent as provided to GRC on July 30, 2015 and tied out such costs with the Data Tape for the following data fields: land improvements, swimming pools, building improvements, carpeting, roof, HVAC, stove, washer and dryer, refrigerator, dishwasher, carpet replacement, closing costs and capitalized soft costs.

[Signature Page Follows]

IN WITNESS WHEREOF, the undersigned has caused this certificate to be executed as of the date set forth above.

GREEN RIVER CAPITAL, LLC

By:	/s/ Richard Lundbeck
Name: Richard Lundbeck
Title: Vice President